SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
16.      SHAREHOLDERS' EQUITY

Authorized, issued and outstanding common shares roll-forward is as follows:

All figures in USD ´000, except number of shares	Authorized Shares	Issued and Out- standing Shares	Common Stock
Balance as of December 31, 2010	51,200,000	46,898,782	469
Common Shares Issued, 2011 Equity Incentive Plan		400,000	4
Compensation – Restricted Shares		4,612	0
Increased authorized share capital	38,800,000		0
Balance as of December 31, 2011	90,000,000	47,303,394	473
Common Shares Issued in Follow-on Offering		5,500,000	55
Compensation – Restricted Shares		112,245	1
Balance as of December 31, 2012	90,000,000	52,915,639	529
Common Shares Issued in Follow-on Offering		20,556,250	206
Shares issued in connection with the Scandic acquisition		1,910,112	19
Balance as of December 31, 2013	90,000,000	75,382,001	754

The total issued and outstanding shares, as of December 31, 2013, were 75,382,001 shares of which 690,551 shares were restricted shares issued to the Manager under the former agreement, 1,910,112 was issued as compensation related to the acquisition of the Manager and of which 40,000 shares were restricted to members of the Board, employees of the Company and to persons employed by the Manager. The total issued and outstanding shares, as of December 31, 2012, were 52,915,639 shares of which 690,551 shares were restricted shares issued to the Manager and of which 217,500 shares were restricted to members of the Board, employees of the Company and to persons employed by the Manager. The total issued and outstanding shares, as of December 31, 2011, were 47,303,094 shares of which 578,306 shares were restricted shares issued to the Manager and of which 226,000 shares were restricted to members of the Board, employees of the Company and to persons employed by the Manager.
In April and November 2013, the Company completed an underwritten public offering of 11,212,500 and 9,343,750 common shares which strengthened its equity by $102.2 million and $70.9 million, respectively.
Compensation for Scandic was partly paid in shares. The Company transferred 1,910,112 shares which are subject to a one-year lock up. For further background and details related to the acquisition please see Note 3 and 10.
In January 2012, the Company completed an underwritten public offering of 5,500,000 common shares which strengthened its equity by $75.6 million.
On June 1, 2011, at its Annual General Meeting ("AGM") held in Bermuda, the Company increased authorized share capital from 51,200,000 common shares to 90,000,000 common shares, par value $0.01 per share.
In connection with the issuance of 400,000 shares related to the 2011 Equity Incentive Plan, the Manager was entitled to 4,612 restricted shares in the Company. The 4,612 restricted shares were issued to the Manager on October 24, 2011. In 2013 and 2012, the Company repurchased at par value from employees who had resigned from the Manager, 14,500 and 8,500 restricted common shares, respectively, and these restricted common shares are held as treasury shares.
Additional Paid in Capital
Included in Additional Paid in Capital is the Company's Share Premium Fund as defined by Bermuda law. The Share Premium Fund cannot be distributed without complying with certain legal procedures designed to protect the creditors of the Company, including public notice to its creditors and a subsequent period for creditor notice of concern, regarding the Company's intention to make such funds available for distribution following shareholder approval. The Share Premium Fund was $172.4 million and $0.0 million as of December 31, 2013 and 2012 respectively. Credits and Charges to Additional Paid in Capital was a result of the accounting for the Company's share based compensation programs and issuance of shares in relation to the acquisition of Scandic.
On May 21, 2012, at the Company's Annual General Meeting, shareholders voted to reduce the Share Premium Fund by the amount of $75.6 million. The legal procedures related to this reduction were finalized in July 2012, upon which the amount became eligible for distribution
Contributed Surplus Account
The Company's Contributed Surplus Account as defined by Bermuda law, consists of amounts previously recorded as share premium, transferred to Contributed Surplus Account when resolutions are adopted by the Company's shareholders to make Share Premium Fund distributable or available for other purposes. As indicated by the laws governing the Company, the Contributed Surplus Account can be used for dividend distribution and to cover accumulated losses from its operations.

For 2013, the Company had a net loss of $105.4 million. As such, all dividend distributions were charge to the Company's Contributed Surplus Account. The accumulated deficit at year end of 2012 was charged against the Company's Contributed Surplus Account in 2013. The accumulated deficit at the end of 2013 is to be charged against the Company's Contributed Surplus Account in 2014.

Stockholders Rights Plan
In 2007, the Board of Directors adopted a stockholders rights agreement and declared a dividend of one preferred stock purchase right to purchase one one-thousandth of a share of the Company's Series A Participating Preferred Stock for each outstanding share of its common stock, par value $0.01 per share. The dividend was payable on February 27, 2007 to stockholders of record on that date. Each right entitles the registered holder to purchase from us one one-thousandth of a share of Series A Participating Preferred Stock at an exercise price of $115, subject to adjustment. The Company can redeem the rights at any time prior to a public announcement that a person has acquired ownership of 15% or more of the Company's common stock.
This stockholders rights plan was designed to enable us to protect stockholder interests in the event that an unsolicited attempt is made for a business combination with, or a takeover of, the Company. The Company believes that the stockholders rights plan should enhance its Board's negotiating power on behalf of stockholders in the event of a coercive offer or proposal. The Company is not currently aware of any such offers or proposals.